UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY



Investment Company Act file number 811-02688



Name of Fund: BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock Municipal Insured Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Anne Ackerley, Chief Executive Officer,

BlackRock Municipal Bond Fund,

Inc., 55 East 52(nd) Street, New York City, NY 10055.



Registrant's telephone number, including area code: (800) 441-7762



Date of fiscal year end: 06/30



Date of reporting period: 07/01/2009 -- 06/30/2010



Item 1 -- Proxy Voting Record -- Attached hereto.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be

signed on its behalf by the undersigned, thereunto duly authorized.



BlackRock Municipal Bond Fund, Inc.



By: /s/ Anne Ackerley

Anne Ackerley

Chief Executive Officer of

BlackRock Municipal Bond Fund, Inc.



Date: August 23, 2010




******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02688
Reporting Period: 07/01/2009 - 06/30/2010
BlackRock Municipal Bond Fund, Inc.









===================== BLACKROCK HIGH YIELD MUNICIPAL FUND ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================= BLACKROCK MUNICIPAL INSURED FUND =======================


BLACKROCK INSURED MUNICIPAL TERM TRUST INC., THE

Ticker:       BMT            Security ID:  092474105
Meeting Date: AUG 26, 2009   Meeting Type: Annual
Record Date:  JUN 29, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Richard S. Davis          For       For          Management
1.2   Elect Trustee James T. Flynn            For       For          Management
1.3   Elect Trustee Karen P. Robards          For       For          Management
1.4   Elect Trustee Frank J. Fabozzi          For       For          Management




====================== BLACKROCK NATIONAL MUNICIPAL FUND =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



===================== BLACKROCK SHORT-TERM MUNICIPAL FUND ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT